

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2004
                                              -------------------


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:         Hanawalt Associates LLC
Address:      645 Madison Avenue, 6th Floor
              New York, New York 10022


Form 13F File Number: 28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:         Lawrence S. Pidgeon
Title:        Member - Hanawalt Associates LLC
Phone:        (212) 404-4651

Signature, Place, and Date of Signing:

    /S/ LAWRENCE S. PIDGEON      NEW YORK, NEW YORK      JANUARY 26, 2005
    -----------------------      ------------------      ----------------
         [Signature]                [City, State]             [Date]


Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:              36
                                                 -------------

Form 13F Information Table Value Total:          $222,935
                                                 -------------
                                                 (thousands)




List of Other Included Managers:

None


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


13F INFORMATION TABLE FOR HANAWALT ASSOCIATES, LLC (12/31/2004)

NAME OF ISSUER                                    TITLE OF           CUSIP           USD MARKET   SHARE/ PRN AMOUNT  SHARE/  PUT/
                                                  CLASS                            VALUE (X1000)                     PRN     CALL

AUTONATION, INC.CMN                                   COM            05329W102            5,991           311,876     SH
AUTOZONE, INC.CMN                                     COM            053332102           11,943           130,800     SH
BERKSHIRE HATHAWAY INC CL-A(DEL) CLASS A              COM            084670108            3,868                44     SH
CAMPBELL SOUP COCMN                                   COM            134429109            3,802           127,200     SH
CARDINAL HEALTH INCCMN                                COM            14149Y108            4,501            77,400     SH
CARMAX INCCMN                                         COM            143130102            8,272           266,400     SH
CBRL GROUP INCCMN                                     COM            12489V106           39,309           939,283     SH
CHOICE HOTELS INTL INCCMN                             COM            169905106              609            10,500     SH
CLEAR CHANNEL COMMUNICATIONSCMN                       COM            184502102            1,875            56,000     SH
CNA FINCL.CORP.CMN                                    COM            126117100            2,587            96,700     SH
COMMERCE BANCORP INC N.J.CMN                          COM            200519106            1,565            24,300     SH
CONSOLIDATED GRAPHICS INCCMN                          COM            209341106            4,161            90,663     SH
DEB SHOPS INCCMN                                      COM            242728103            3,178           126,900     SH
DOVER CORPORATIONCMN                                  COM            260003108            1,187            28,300     SH
GOLDEN WEST FINANCIAL CORPCMN                         COM            381317106            1,517            24,706     SH
H.J.HEINZ CO.CMN                                      COM            423074103            5,412           138,800     SH
HEALTH MANAGEMENT ASSOC. CL ACMN CLASS A              COM            421933102            1,929            84,900     SH
IHOP CORP NEWCMN                                      COM            449623107            8,139           194,300     SH
INTL SPEEDWAY CORP-CL ACMN CLASS A                    COM            460335201            8,232           155,900     SH
KERZNER INTERNATIONAL LTDCMN                          COM            P6065Y107            3,951            65,800     SH
KMART HOLDING CORPORATONCMN                           COM            498780105           12,051           121,788     SH
LIMITED BRANDS, INC.CMN                               COM            532716107            4,705           204,400     SH
MARTHA STEWART LIVINGOMNIMEDIA INC CL-A CLASS A       COM            573083102            4,642           159,951     SH
MBIA INCCMN                                           COM            55262C100            3,909            61,776     SH
MERCHANTS BANCSHARES INCCMN                           COM            588448100              337            11,600     SH
MERCURY GENERAL CORPORATIONCMN                        COM            589400100           41,629           694,747     SH
MET-PRO CORPORATIONCMN                                COM            590876306              456            34,266     SH
MOHAWK INDUSTRIES INCCOMMON STOCK                     COM            608190104            4,289            47,000     SH
PAPA JOHN'S INTERNATIONAL INC.CMN                     COM            698813102            2,614            75,900     SH
PIER 1 IMPORTS INC (DELAWARE)CMN                      COM            720279108            4,188           212,600     SH
PRE PAID LEGAL SERVICES INCCMN                        COM            740065107            5,114           136,200     SH
REPUBLIC SERVICES INCCMN                              COM            760759100            4,203           125,300     SH






                                                           TO BE COMPLETED BY INVESTMENT MANAGER
                                              --------------------------------------------------------------------
NAME OF ISSUER                                INVESTMENT     OTHER                         VOTING AUTHORITY
                                              DISCRETION     MANAGERS            SOLE          SHARED           NONE
AUTONATION, INC.CMN
AUTOZONE, INC.CMN
BERKSHIRE HATHAWAY INC CL-A(DEL) CLASS A
CAMPBELL SOUP COCMN
CARDINAL HEALTH INCCMN
CARMAX INCCMN
CBRL GROUP INCCMN
CHOICE HOTELS INTL INCCMN
CLEAR CHANNEL COMMUNICATIONSCMN
CNA FINCL.CORP.CMN
COMMERCE BANCORP INC N.J.CMN
CONSOLIDATED GRAPHICS INCCMN
DEB SHOPS INCCMN
DOVER CORPORATIONCMN
GOLDEN WEST FINANCIAL CORPCMN
H.J.HEINZ CO.CMN
HEALTH MANAGEMENT ASSOC. CL ACMN CLASS A
IHOP CORP NEWCMN
INTL SPEEDWAY CORP-CL ACMN CLASS A
KERZNER INTERNATIONAL LTDCMN
KMART HOLDING CORPORATONCMN
LIMITED BRANDS, INC.CMN
MARTHA STEWART LIVINGOMNIMEDIA INC CL-A CLASS A
MBIA INCCMN
MERCHANTS BANCSHARES INCCMN
MERCURY GENERAL CORPORATIONCMN
MET-PRO CORPORATIONCMN
MOHAWK INDUSTRIES INCCOMMON STOCK
PAPA JOHN'S INTERNATIONAL INC.CMN
PIER 1 IMPORTS INC (DELAWARE)CMN
PRE PAID LEGAL SERVICES INCCMN
REPUBLIC SERVICES INCCMN





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


NAME OF ISSUER                                    TITLE OF           CUSIP           USD MARKET    RE/ PRN AMOUNT  SHARE/    PUT/
                                                  CLASS                            VALUE (X1000)                    PRN      CALL
SNAP-ON INCCMN                                        COM            833034101           10,497           305,500     SH
STUDENT LOAN CORPCMN                                  COM            863902102            1,240             6,739     SH
UTAH MEDICAL PRODS INC.CMN                            COM            917488108              577            25,700     SH
WEYCO GROUP INCCMN                                    COM            962149100              456            10,500     SH

                                                                                        222,935






                                                           TO BE COMPLETED BY INVESTMENT MANAGER
                                              --------------------------------------------------------------------
NAME OF ISSUER                                INVESTMENT     OTHER                         VOTING AUTHORITY
                                              DISCRETION     MANAGERS            SOLE          SHARED           NONE
SNAP-ON INCCMN
STUDENT LOAN CORPCMN
UTAH MEDICAL PRODS INC.CMN
WEYCO GROUP INCCMN



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